Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	€ 187,078		€ 253,989
Interest-bearing deposits	162,650		131,941
Trading liabilities	44,005	[1]	50,664	[2]
Negative market values from derivative financial instruments	238,278	[1]	282,418	[2]
Financial liabilities designated at fair value through profit or loss	26,521		24,942
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	0	[5]	0	[6]
Central bank funds purchased	1,057		0
Securities sold under repurchase agreements, Financial Liabilities	373		3,603
Securities loaned	3		12
Other short-term borrowings	1,566		3,003
Long-term debt	26		1
Trust preferred securities	0		0
Lease liabilities	16		36
Other financial liabilities	90,041		90,334
Off-balance sheet loan commitments	197,337		192,286
Financial guarantees	29,113		28,083
Total	978,064	[7]	1,061,314	[8]
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	150,427		132,641
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	41,868		19,335
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	132	[5]	325	[6]
Central bank funds purchased	1		0
Securities sold under repurchase agreements, Financial Liabilities	659		398
Securities loaned	0		1
Other short-term borrowings	5,338		2,149
Long-term debt	17,475		34,050
Trust preferred securities	0		0
Lease liabilities	230		144
Other financial liabilities	1,342		1,655
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	217,470	[7]	190,698	[8]
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	107,907		92,816
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	4,862		4,696
Investment contract liabilities	484	[3]	469	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	24	[5]	186	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	317		21
Securities loaned	0		0
Other short-term borrowings	2,910		142
Long-term debt	18,342		17,377
Trust preferred securities	307		514
Lease liabilities	589		453
Other financial liabilities	1,954		2,023
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	137,696	[7]	118,696	[8]
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	13,432		16,414
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	7,438		4,082
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	18	[5]	61	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	790		41
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	69,773		71,882
Trust preferred securities	0		0
Lease liabilities	1,816		1,613
Other financial liabilities	509		453
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	93,775	[7]	94,546	[8]
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	10,627		9,735
Trading liabilities	0	[1]	0	[2]
Negative market values from derivative financial instruments	0	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss	5,064		3,478
Investment contract liabilities	0	[3]	0	[4]
Negative market values from derivative financial instruments qualifying for hedge accounting	60	[5]	149	[6]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	48		15
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	30,692		22,529
Trust preferred securities	0		0
Lease liabilities	3,331		3,214
Other financial liabilities	62		15
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	€ 49,883	[7]	€ 39,135	[8]

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[3]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[4]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[5]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[6]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[7]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.
[8]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.